Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Disclosure of non-controlling interests by group

	Profit attributable to non- controlling interest		Equity attributable to non- controlling interest		Dividends paid to non- controlling interest
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	32	41	318	529	32	41
Undated subordinated liabilities	8	8	126	126	8	8
Other non-controlling interests	1	—	8	5	1	—
Total	41	49	452	660	41	49

Disclosure of non-controlling interests by instruments

	2025	2024
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	—	211
Total Barclays Bank PLC Preference Shares	318	529

Undated subordinated liabilities:
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
6.125% Undated Subordinated Notes (£550m)	34	34
Total undated subordinated liabilities	126	126